Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2013
Business Segment Information (Tables) [Abstract]
Schedule of segment reporting information by segment
	North America Segment	International Segment	Segment Total	Corporate	Total
2013

Net revenue external customers	$9,606,111	$4,970,319	$14,576,430	$33,297	$14,609,727
Inter - segment revenue	7,045	-	7,045	(7,045)	-
Revenue	9,613,156	4,970,319	14,583,475	26,252	14,609,727
Depreciation and amortization	(330,371)	(185,570)	(515,941)	(132,284)	(648,225)
Operating Income	1,623,984	858,308	2,482,292	(226,096)	2,256,196
Income (loss) from equity method investees	19,297	1,672	20,969	5,136	26,105
Segment assets	14,698,039	6,177,482	20,875,521	2,244,385	23,119,906
thereof investments in equity method investees	268,370	396,524	664,894	(448)	664,446
Capital expenditures, acquisitions and investments (1)	789,340	286,420	1,075,760	167,903	1,243,663

2012

Net revenue external customers	$9,031,108	$4,740,132	$13,771,240	$29,042	$13,800,282
Inter - segment revenue	10,072	-	10,072	(10,072)	-
Revenue	9,041,180	4,740,132	13,781,312	18,970	13,800,282
Depreciation and amortization	(310,216)	(175,504)	(485,720)	(117,176)	(602,896)
Operating Income	1,615,348	809,269	2,424,617	(206,044)	2,218,573
Income (loss) from equity method investees	23,408	919	24,327	(6,885)	17,442
Segment assets	14,170,453	5,892,477	20,062,930	2,263,068	22,325,998
thereof investments in equity method investees	266,521	378,626	645,147	(7,774)	637,373
Capital expenditures, acquisitions and investments (2)	2,147,522	230,888	2,378,410	175,808	2,554,218

2011

Net revenue external customers	$7,925,472	$4,627,950	$12,553,422	$17,093	$12,570,515
Inter - segment revenue	9,196	-	9,196	(9,196)	-
Revenue	7,934,668	4,627,950	12,562,618	7,897	12,570,515
Depreciation and amortization	(269,055)	(173,600)	(442,655)	(114,628)	(557,283)
Operating Income	1,435,450	807,437	2,242,887	(167,995)	2,074,892
Income (loss) from equity method investees	32,387	69	32,456	(1,497)	30,959
Segment assets	11,761,777	5,589,421	17,351,198	2,181,652	19,532,850
thereof investments in equity method investees	322,990	370,447	693,437	(1,412)	692,025
Capital expenditures, acquisitions and investments (3)	1,055,183	1,161,825	2,217,008	166,176	2,383,184

(1) North America and International acquisitions exclude $48,231 and $18,686, respectively, of non-cash acquisitions and investments for 2013.
(2) North America and International acquisitions exclude $484,699 and $6,624, respectively, of non-cash acquisitions and investments for 2012.
(3) North America and International acquisitions exclude $6,000 and $225,034, respectively, of non-cash acquisitions and investments for 2011.

Schedule of revenue from external customers
	Germany	North America	Rest of the World	Total

2013
Net revenue	$437,459	$9,606,111	$4,566,157	$14,609,727
Long-lived assets	609,040	12,891,384	3,226,779	16,727,203

2012
Net revenue	$409,195	$9,031,108	$4,359,979	$13,800,282
Long-lived assets	493,782	12,428,762	3,185,773	16,108,317

2011
Net revenue	$422,476	$7,925,472	$4,222,567	$12,570,515
Long-lived assets	420,573	10,326,615	3,040,872	13,788,060